UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 1100

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
October 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 99.00%

Aerospace - 3.37%
3,070	Triumph Group, Inc.	$ 200,839
6,465	Wesco Aircraft Holdings, Inc. *	86,308
		287,147

Back Office Support HR & Consutling - 4.57%
5,490	Advisory Board Co. *	260,775
2,330	Maximus, Inc.	128,569
		389,344

Banks: Diversified - 12.96%
3,670	Bank of the Ozrks	120,156
5,380	Home Bancshares, Inc.	186,363
13,120	PrivateBancorp, Inc.	212,282
2,230	Prosperity Bancshares, Inc.	93,348
2,970	SVB Financial Group *	168,072
2,060	Signature Bank Corp. *	146,754
3,760	Texas Capital Bancshares, Inc. *	178,487
		1,105,462

Chemicals: Diversified - 0.77%
1,460	TPC Group, Inc. *	65,671

Chemicals: Specialty - 1.83%
7,160	Kraton Performance Polymers, Inc. *	156,231

Communications Technology - 1.48%
5,410	Allot Commons Ltd. *	126,107

Computer Services Software & Systems - 8.35%
9,195	Liveperson, Inc. *	144,270
5,655	QLIK Technologies, Inc. *	104,109
2,620	SPS Commerce, Inc. *	94,975
2,160	Sourcefire, Inc. *	92,426
9,487	Synchronoss Technologies, Inc. *	194,389
6,304	Tangoe, Inc. *	81,447
		711,616

Consumer Services: Misc - 1.04%
1,880	Coinstar, Inc. *	88,304

Electronic Components - 2.09%
3,630	Acacia Research Corp. *	94,271
7,474	Invensense, Inc. *	83,709
		177,980

Environmental Maint & Security Service - 3.12%
11,130	Healthcare Services Group, Inc.	266,007

Foods - 3.38%
4,130	Annie's, Inc. *	163,135
2,340	Treehouse Foods, Inc. *	125,307
		288,442

Health Care Management Services - 2.48%
2,390	Centene Corp. *	90,772
2,480	Computer Programs & Systems, Inc.	121,049
		211,821

Health Care Services - 9.12%
2,960	Air Methods Corp. *	324,505
2,260	Athena Heath, Inc. *	145,295
8,170	HMS Holdings Corp. *	188,890
2,508	IPC The Hospitalist Co., Inc. *	86,501
776	Medidata Solutions, Inc. *	32,608
		777,799

Machinery: Industrial - 1.7%
2,045	Chart Industries, Inc. *	144,766

Offshore Drilling & Other Services - 2.31%
19,319	Pacific Drilling SA *	196,667

Oil: Crude Producers - 4.65%
9,461	Approach Resources, Inc. *	233,024
14,980	Callon Petroleum Co. *	85,686
6,332	Goodrich Petroleum Corp. *	78,074
		396,784

Pharmaceuticals - 5.97%
16,400	Akorn, Inc. *	196,964
14,695	Impax Laboratories, Inc. *	311,857
		508,821

Railroad Equipment - 3.56%
3,705	Westinghouse Air Brake Technologies Corp.	303,440

Restaurants - 3.97%
2,560	Buffalo Wild Wings, Inc. *	194,560
617	Red Robin Gourmet Burgers *	20,601
12,337	Sonic Corp. *	123,000
		338,161

Securities Brokerage & Services - 1.15%
3,150	Marketaxess Holdings, Inc.	98,406

Semiconductors & Components - 1.2%
12,194	INPHI Corp. *	102,064

Specialty Retail - 14.99%
2,030	America's-Car Mart, Inc. *	85,280
4,910	Asbury Automotive Group, Inc. *	155,745
4,050	Finish Line, Inc. Class-A	84,260
5,920	Francesca's Holdings Corp. *	174,818
2,280	Genesco, Inc. *	130,644
2,725	Group 1 Automotive, Inc.	168,977
1,790	Hibbett Sports, Inc. *	96,642
18,705	Pier 1 Imports, Inc.	381,582
		1,277,948

Telecommunications Equipment - 1.42%
4,490	Vocera Communications, Inc. *	120,736

Textiles Apparel & Shoes - 2.43%
4,830	Steven Madden Ltd. *	207,304

Transportation Miscellaneous - 1.09%
3,010	Hub Group, Inc. *	93,340

TOTAL FOR COMMON STOCKS (Cost $8,597,026) - 99.00%		$ 8,440,368

SHORT TERM INVESTMENTS - 2.43%
206,866	First American Government Obligation Fund 0.02% ** (Cost $206,866)	206,866

TOTAL INVESTMENTS (Cost $8,803,892) - 101.43%		$ 8,647,234

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.43%)		(121,685)

NET ASSETS - 100.00%		$ 8,525,549

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At October 31, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,803,892 amounted to $156,658.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,440,368	$0	$0	$8,440,368
Preferred Stocks	$0			$0
Cash Equivalents	$206,866	$0	$0	$206,866
Total	$8,647,234	$0	$0	$8,647,234

Ranger Quest for Income and Growth Fund
Schedule of Investments
Report Date: 10/31/2012

Shares		Value

Common Stocks - 63.87%

Aerospace & Defense - 2.73%
5,690	Bae Systems Plc. ADR (United Kingdom)	$ 114,938

Beverages - 6.55%
8,527	Coca-Cola Amatil, Ltd. (Australia)	118,996
440,000	Thai Beverage PCL (Singapore)	156,872
		275,868
Capital Markets - 2.32%
4,306	Apollo Investment Corp.	34,233
2,735	Federation Investors, Inc.	63,562
		97,795
Chemicals - 1.48%
750	Basf Se	62,148

Diversified Financial Services - 1.04%
4,306	KKR Financial Holdings LLC.	43,964

Diversified Telecommunication Services - 17.38%
4,117	AT&T, Inc.	142,407
874	BCE, Inc.	38,170
4,000	Belgacom SA	116,915
36,000	Singapore Telecom Ltd. (Singapore)	95,009
200	Swisscom AG-REG	83,079
6,987	Telstra Corp. Ltd. ADR (Australia)	149,173
2,399	Verizon Communications, Inc.	107,091
		731,844
Electric Utilities - 1.55%
1,392	Southern Co.	65,201

Energy Equipment & Services - 2.83%
1,723	Diamond Offshore	119,301

Food Products - 1.33%
100,000	Asian Citrus Holdings LTD	55,999

Media - 2.97%
8,135	Regal Entertainment Group Class A	124,954

Oil, Gas & Consumable Fuels - 5.16%
4,700	Canadian Oil Sands LTD	99,670
2,350	SandRidge Mississippian Trust	46,765
1,200	Total SA	60,381
804	Veresen Inc.	10,367
		217,183
Pharmaceuticals - 3.12%
1,056	Novartis AG ADR (Switzerland) *	63,846
1,541	Sanofi ADR (France) *	67,573
		131,419
Tobacco - 8.21%
1,613	Altria Group, Inc.	51,293
1,042	British American Tobacco Plc. ADR	103,533
1,313	Imperial Tobacco Group Plc. ADR (United Kingdom)	99,132
1,035	Philip Morris International, Inc.	91,660
		345,618
Transportation Infrastructure - 4.31%
63,200	Bangkok Expressway PCL	57,127
54,300	Sats Ltd.	124,168
		181,295
Wireless Telecommunication Services - 2.89%
4,476	Vodafone Group Plc. ADR	121,868

TOTAL FOR COMMON STOCKS (Cost $2,510,234) - 63.87%		2,689,395

REAL ESTATE INVESTMENT TRUSTS - 15.35%
3,005	American Realty Capital Trust, Inc.	33,866
6,794	Annaly Capital Management, Inc.	109,655
4,736	Crexus Investment Corp.	53,280
1,874	Health Care Reit, Inc.	111,372
3,846	National Retail Properties, Inc.	121,841
5,019	Penny Mac Mortgage Investment Trust	127,683
3,871	Starwood Property Trust, Inc.	88,723
		646,420

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $573,375) - 15.35%		646,420

MASTER LIMITED PARTNERSHIPS - 16.53%
Oil, Gas & Consumable Fuels - 13.84%
2,668	Boardwalk Pipeline Partners, L.P.	71,156
1,948	Energy Transfer Partners, L.P.	83,374
1,079	Golar LNG Partners, L.P.	32,651
1,343	Kinder Morgan Energy Partners, L.P.	112,355
618	Markwest Energy Partners, L.P.	33,514
2,186	Plains All American Pipeline, L.P.	99,201
1,780	TC Pipelines, L.P.	78,320
1,980	Teekay LNG Partners, L.P.	72,211
		582,782
Chemicals - 0.97%
3,169	Petrologistics LP	40,943

Electric Utilities - 1.72%
2,101	Brookfield Infrastructure Partners, L.P.	72,169

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $689,532) - 16.53%		$ 695,894

SHORT TERM INVESTMENTS - 3.90%
164,208	First American Government Obligation Fund 0.02% ** (Cost $164,208)	164,208

TOTAL INVESTMENTS (Cost $3,937,349) - 99.65%		$ 4,195,917

OTHER ASSETS - 0.35%		14,763

NET ASSETS - 100.00%		$ 4,210,680

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at October 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At October 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,937,349 amounted to $258,569.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund's assets measured at fair value as of October 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,689,395	$ -	$ -	$ 2,689,393
Real Estate Investment Trusts	646,420	-	-	646,420
Master Limited Partnerships	695,894	-	-	695,894
Cash Equivalents	164,208	-	-	164,208
Total	$ 4,195,917	$ -	$ -	$ 4,195,917

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 20, 2012

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 20, 2012